Financial instruments, Sensitivity Analysis (Details) - Foreign Currency Risk [Member] $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($)
10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	$ (744)
Strengthened / weakened, effect on equity	(744)
10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(874)
Strengthened / weakened, effect on equity	(874)
US Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	5,843
Strengthened / weakened, effect on equity	5,843
US Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(7,141)
Strengthened / weakened, effect on equity	(7,141)
Canadian Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	4,267
Strengthened / weakened, effect on equity	4,267
Canadian Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(4,267)
Strengthened / weakened, effect on equity	(4,267)
Australian Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(10,854)
Strengthened / weakened, effect on equity	(10,854)
Australian Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	10,534
Strengthened / weakened, effect on equity	$ 10,534